PROPERTY AND EQUIPMENT (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, plant and equipment [abstract]
Depreciation expense	$ 147,892	$ 89,044
Costs of the acquired property and equipment	$ 228,527	$ 131,352